Stockholders' Equity and Noncontrolling Interests - Summary of Changes In Common Shares Issued (Detail) - shares		3 Months Ended	12 Months Ended
	Jun. 18, 2014	Mar. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Beginning Balance		193,435,414	0
Shares of common stock issued in initial public offering (Note 1)	21,500,000
Shares of common stock repurchased and retired			(123,797)
Ending Balance		190,776,618	193,435,414
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock issued in connection with restructuring transactions (Note 1)			171,000,000
Shares of common stock issued in initial public offering (Note 1)			21,500,000
Shares of common stock repurchased and retired		(2,764,887)	(123,797)
Restricted common shares issued (Note 11)		115,302	1,068,422
Restricted common shares forfeited		(9,211)	(9,211)